Schedule I, Condensed Financial Statements, of condensed financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Cash and cash equivalents	$ 562,795	$ 631,542	$ 669,387	$ 594,811
Total assets	9,659,815	9,919,031
Liabilities and Equity [Abstract]
Total liabilities	7,944,959	8,162,919
Common Stock	10,160	10,022
Retained earnings	(385,457)	(449,274)
Total equity	1,714,856	1,756,112	1,895,453	1,959,111
Total equity and liabilities	9,659,815	9,919,031
Parent Company [Member]
Assets [Abstract]
Investment in affiliates	1,909,066	1,883,964
Loans to affiliates	500,871	605,778
Cash and cash equivalents	66,013	106,734	148,525	$ 122,154
Other assets	61,161	8,458
Total assets	2,537,111	2,604,934
Liabilities and Equity [Abstract]
Borrowings	695,874	426,748
Notes and bonds	27,917	257,325
Amounts owed to affiliates	192,601	138,222
Other liabilities	7,205	13,493
Total liabilities	923,597	835,788
Common Stock	10,160	10,022
Additional paid-in capital	1,011,743	1,481,881
Distributable reserves	889,056	548,059
Other reserves	(637)	0
Retained earnings	(296,808)	(270,816)
Total equity	1,613,514	1,769,146	$ 2,087,059
Total equity and liabilities	$ 2,537,111	$ 2,604,934